Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 2,006	$ 2,224
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Interest receivables	8	0
Other recoverable taxes (Goods and services tax and value-added tax)	263	235
Other asset	894	0
Trade and other receivables	$ 5,115	$ 4,403